UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	000)	Value
Bonds 76.90%					$123,699,132

(Cost $124,895,037)

Aerospace & Defense 0.12%					196,500

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10-15-15	BB+	$200	196,500

Agricultural Products 0.31%					495,000

Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond
(Brazil) (F)(S)	8.250	02-15-49	BB	500	495,000

Airlines 0.59%					946,796

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545	02-02-19	A-	378	380,596
Pass Thru Ctf Ser 2000-2
Class B	8.307	10-02-19	BB-	385	384,523
Pass Thru Ctf Ser 2001-1
Class C	7.033	06-15-11	B+	187	181,677

Broadcasting & Cable TV 4.30%					6,920,750

Canadian Satellite Radio Holdings, Inc.,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	2,000	2,050,000
Charter Communications Holdings II
LLC/Charter Communications II Capital
Corp.,
Sr Note	10.250	09-15-10	CCC	2,000	2,045,000
Shaw Communications, Inc.,
Sr Note (Canada) (F)	8.250	04-11-10	BB+	1,000	1,040,000
Videotron Ltee,
Gtd Sr Note (Canada) (F)	6.375	12-15-15	B+	300	282,000
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,500	1,503,750

Casinos & Gaming 6.72%					10,811,982

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	440	444,400
Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Note (N)(S)	12.000	10-15-15	B-	2,000	1,950,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada)
(F)(S)	7.250	02-15-15	B+	1,000	1,000,000

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B	505	451,975
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,000	995,000
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	1,020,000
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	275	259,757
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,000	1,002,500
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	800	822,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	350	346,500
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B-	1,000	946,250
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	500	548,750
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB-	995	1,024,850

Commodity Chemicals 0.64%					1,025,000

Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B-	1,000	1,025,000

Construction & Farm Machinery & Heavy Trucks	0.31%				497,500

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	497,500

Consumer Finance 1.97%					3,171,959

CIT Group, Inc.,
Sr Note	5.000	02-13-14	A	360	325,061
Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,925	1,887,572
Note	7.800	06-01-12	B	310	294,903
HSBC Finance Capital Trust IX,
Gtd Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	A	700	664,423

Distillers & Vinters 0.47%					755,000

Constellation Brands, Inc.,
Sr Note (S)	7.250	05-15-17	BB-	755	755,000

Diversified Banks 2.54%					4,089,607

Bancolombia SA,
Sub Bond (Colombia) (F)	6.875	05-25-17	Ba1	400	389,000
Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	620	644,118
Barclays Bank Plc,
Perpetual Bond (6.860% to
6-15-32 then variable)
(United Kingdom) (F)(S)	6.860	09-29-49	A+	1,595	1,561,988

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	Baa1	905	835,349
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to
9-30-31 then variable)
(United Kingdom) (F)	7.648	08-29-49	A	630	659,152

Diversified Chemicals 1.22%					1,964,775

NOVA Chemicals Corp.,
Med Term Note (Canada) (F)(L)	7.400	04-01-09	B+	1,955	1,964,775

Diversified Commercial & Professional Services 1.06%					1,709,172

ARAMARK Corp.,
Gtd Sr Note (P)(S)	8.856	02-01-15	B-	585	590,850
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	6.500	02-13-13	A-	750	778,822
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	350	339,500

Diversified Financial Services 2.30%					3,698,994

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	897	994,594
Cosan Finance Ltd.,
Gtd Bond (Brazil) (F)(L)(S)	7.000	02-01-17	BB	820	787,200
Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(S)	9.875	01-31-17	B	1,280	1,296,000
Orascom Telecom Finance,
Gtd Note (Luxembourg) (F)	7.875	02-08-14	B-	360	340,650
TAM Capital, Inc.,
Sr Gtd Note (Brazil) (F)(S)	7.375	04-25-17	BB-	310	280,550

Diversified Metals & Mining 0.76%					1,226,700

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	220	240,350
Sr Note	6.875	02-01-14	BBB	500	508,750
Vedanta Resources Plc,
Sr Note (United Kingdom)
(F)(S)	6.625	02-22-10	BB	480	477,600

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Electric Utilities 4.06%					6,527,023

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,133	1,194,844
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	785,578
CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB+	702	733,478
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	334	329,169
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	1,175	1,245,821
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	325	342,947
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	315	333,113
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	442	502,638
TXU Corp.,
Sec Bond	7.460	01-01-15	CCC	525	540,156
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	516	519,279

Electronic Equipment Manufacturers 0.48%					772,514

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	745	772,514

Food Distributors 0.39%					623,888

Sadia Overseas Ltd.,
Note (Brazil) (F)(S)	6.875	05-24-17	BB	635	623,888

Health Care Facilities 0.64%					1,025,000

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	1,000	1,025,000

Hotels, Resorts & Cruise Lines 0.80%					1,281,600

HRP Myrtle Beach Operations LLC/HRP
Myrtle Beach Operations Capital Corp.,
Sr Sec Floating Rate Note
(P)(S)	9.894	04-01-12	B+	1,335	1,281,600

Industrial Conglomerates 0.37%					600,000

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	CCC+	600	600,000

Industrial Machinery 0.27%					432,167

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	439	432,167

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Integrated Oil & Gas 1.17%					1,888,285

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	565	624,608
Petro-Canada,
Deb (Canada) (F)	9.250	10-15-21	BBB	1,000	1,263,677

Integrated Telecommunication Services 3.48%					5,605,447

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	810	797,850
Bellsouth Corp.,
Deb	6.300	12-15-15	A	920	949,547
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	1,000	997,500
Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB+	530	522,050
Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,700	1,708,500
West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	600	630,000

Investment Banking & Brokerage 0.49%					781,185

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)
(F)	8.375	12-29-49	A2	750	781,185

It Consulting & Other Services 0.85%					1,360,259

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	387,759
Unisys Corp.,
Sr Note (L)	6.875	03-15-10	B+	1,000	972,500

Marine 1.41%					2,270,563

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands)
(F)(S)	9.500	02-01-17	B	1,255	1,239,313
Navios Maritime Holdings,
Sr Note (Marshall Islands)
(F)(S)	9.500	12-15-14	B	1,000	1,031,250

Metal & Glass Containers 1.66%					2,670,450

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,106,700
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	517,500
Gtd Sr Sec Note	8.750	11-15-12	BB-	1,000	1,046,250

Multi-Line Insurance 0.78%					1,250,515

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	515	527,890
Sul America Participacoes SA,
Bond (Brazil) (F)(L)(S)	8.625	02-15-12	B	705	722,625

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Multi-Media 0.72%					1,163,933

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,073,327
Quebecor Media, Inc.,
Sr Note (Canada) (F)	7.750	03-15-16	B	95	90,606

Multi-Utilities 1.45%					2,324,811

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	640,394
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	502,500
Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB-	1,151	1,181,917

Oil & Gas Drilling 0.89%					1,427,474

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	275	273,574
Gazprom,
Loan Part Note (Germany)
(F)(S)	9.625	03-01-13	BBB	1,000	1,153,900

Oil & Gas Equipment & Services 0.15%					242,500

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB+	250	242,500

Oil & Gas Exploration & Production 1.09%					1,760,750

Dune Energy, Inc.,
Sr Sec Note (S)	10.500	06-01-12	B-	1,250	1,193,750
Energy XXI Gulf Coast, Inc.,
Sr Note (S)	10.000	06-15-13	CCC	600	567,000

Oil & Gas Storage & Transportation 0.55%					884,775

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	B+	140	137,900
Copano Energy LLC,
Gtd Sr Note	8.125	03-01-16	B	250	254,375
Markwest Energy Partners LP/Markwest
Energy Finance Corp.,
Sr Note	8.500	07-15-16	B	500	492,500

Packaged Foods & Meats 0.68%					1,097,400

ASG Consolidated LLC,
Sr Disc Note (Zero to
11-1-08, then 11.500%) (O)	Zero	11-01-11	B-	1,180	1,097,400

Paper Packaging 1.49%					2,400,063

Stone Container Corp.,
Sr Note	8.375	07-01-12	CCC+	1,000	1,000,000
Sr Note	8.000	03-15-17	CCC+	1,425	1,400,063

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Paper Products 0.21%					335,553

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	345	335,553

Property & Casualty Insurance 0.50%					802,140

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	750	802,140

Publishing 0.26%					415,926

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	415,926

Real Estate Management & Development 0.26%					426,124

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	176,749
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	249,375

Regional Banks 0.73%					1,176,025

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,176,025

Restaurants 0.63%					1,010,000

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	1,000	1,010,000

Specialized Finance 2.82%					4,541,348

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	810,000
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.358	02-15-12	Baa2	500	495,025
CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	1,000	975,000
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	1,500	1,395,000
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	840	866,323

Specialized REITs 0.21%					334,488

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	345	334,488

Specialty Chemicals 0.36%					579,125

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	565	579,125

Thrifts & Mortgage Finance 19.33%					31,086,486

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	Zero	12-25-46	AAA	13,643	673,629

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.881	03-20-36	AAA	1,051	1,060,906
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.947	05-20-36	AA	1,762	1,624,368
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.304	04-25-35	AA+	438	441,147
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,466	2,471,998
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	525	512,347
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	81	81,178
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.785	11-20-35	AAA	8,149	282,654
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO (P)	5.983	07-25-46	AAA	10,373	388,988
Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP IO (P)	1.956	08-25-46	AAA	5,425	211,907
Mtg Pass Thru Ctf
Ser 2006-0A12 Class X IO (P)	2.171	09-20-46	AAA	66,142	3,017,719
Mtg Pass Thru Ctf
Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	3,302	3,334,693
Mtg Pass Thru Ctf
Ser 2007-0A8 Class X IO	2.000	06-25-47	AAA	6,957	252,197
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	1,000	967,830
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,000	1,027,111
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	967,650
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.215	12-25-34	AA	292	287,843
Mtg Pass Thru Ctf
Ser 2006-AA2 Class B1 (G)(P)	6.189	05-25-36	AA	249	255,475
Global Signal Trust,
Sub Bond Ser 2004-2A Class D
(S)	5.093	12-15-14	Baa2	385	377,904
Sub Bond Ser 2006-1 Class E
(S)	6.495	02-15-36	Baa3	370	364,457
Global Tower Partners Acquisition
Partners LLC,
Sub Bond Ser 2007-1A Class G
(S)	7.874	05-15-37	B2	360	335,758

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.342	08-25-34	AA	980	976,710
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,019	4,076,902
Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)(S)	1.579	09-19-35	AAA	7,763	223,193
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)(S)	Zero	05-19-47	AAA	16,406	125,612
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(S)	Zero	07-19-47	AAA	16,431	146,339
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(S)	Zero	11-19-15	AAA	11,679	89,415
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	377	380,895
Mtg Pass Thru Ctf
Ser 2005-AR5 Class B1 (P)	5.397	05-25-35	AA	498	501,648
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO	Zero	10-25-36	AAA	16,890	453,924
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf
Ser 2006-AF1 Class MF1 (P)	6.104	08-25-36	AA	1,251	1,187,020
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.348	05-25-35	AA	384	377,330
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D
(S)	6.219	11-15-35	Baa2	225	223,777
Sub Bond Ser 2005-1A Class E
(S)	6.706	11-15-35	Baa3	200	199,196
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	495	499,967
Washington Mutual, Inc.,
Mtg Pass Thru Ctf
Ser 2005-AR4 Class B1 (P)	4.672	04-25-35	AA	1,455	1,412,229
Mtg Pass Thru Ctf
Ser 2007-0A5 Class 1XPP IO	Zero	06-25-47	Aaa	44,740	594,143
Mtg Pass Thru Ctf
Ser 2007-0A6 Class 1XPP IO	Zero	07-25-47	Aaa	25,906	326,417
Mtg Pass Thru Ctf
Ser 2007-GA4 Class ZPPP IO	Zero	04-25-47	Aaa	19,345	354,010

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

Wireless Telecommunication Services 4.41%					7,091,580

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC+	1,000	1,057,500
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	643,393
Digicel Group Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	1,250	1,175,000
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	1,065,000
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg)
(F)(S)	9.750	01-30-08	BB-	350	353,115
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB	1,250	1,270,381
Rogers Wireless, Inc.,
Sr Sub Note (Canada) (F)	8.000	12-15-12	BB-	500	523,236
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB	1,000	1,003,955

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 1.22%					$1,970,729

(Cost $2,027,026)

Agricultural Products 0.67%					1,086,329

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)			BB+	12,500	1,086,329

Real Estate Management & Development 0.55%					884,400

Public Storage, Inc., 6.50%, Depositary
Shares, Ser W			BBB+	40,000	884,400

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.13%					$208,425

(Cost $210,000)

Health Care Services 0.13%					208,425

IM US Holdings LLC,
Tranche (Second Lien Fac),
6-26-15			B-	$210	208,425

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 67.84%					$109,120,794

(Cost $109,580,153)

Government U.S. Agency 67.84%					109,120,794

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	$15	15,515
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	2,982	2,985,701
30 Yr Pass Thru Ctf	5.500	05-15-35	AAA	7,000	6,766,246
CMO REMIC 2978-CL	5.500	01-15-31	AAA	2,590	2,573,416
CMO REMIC 3174-CB	5.500	02-15-31	AAA	300	301,132
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	1	418
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	15	14,936
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	12	11,927
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	32	32,623
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	3,507	3,554,240
30 Yr Adj Rate Pass Thru Ctf
(P)	5.315	11-01-35	AAA	3,402	3,373,072
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	3,750	3,819,033
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	2,815	2,866,772
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	394	400,977
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,112	3,116,869
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	1,563	1,566,425
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	952	953,737
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,689	1,691,576
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	2,172	2,175,476
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,587	5,596,414
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	12,965	12,986,561
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	6,422	6,432,803
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	1,813	1,816,243
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	622	622,831
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	4,024	4,029,968
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	174	174,093
30 Yr Pass Thru Ctf	5.500	01-25-35	AAA	4,913	4,891,597
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,653	1,621,228
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,172	2,129,770
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	21,169	20,734,808
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	3,858	3,778,419
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,046	4,942,856
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,180	1,151,134
CMO-REMIC 3294-NB	5.500	12-15-29	AAA	340	338,031
Note	6.000	05-30-25	AAA	1,652	1,628,213
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,375
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,594
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	13,765

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Par value
Issuer, description, maturity date	rate	date	(000)	Value
Short-term investments 13.28%				$21,365,716

(Cost $21,363,227)

Government U.S. Agency 6.96%				11,200,000

Federal Home Loan Bank,
Disc Note	4.000% (Y)	10-01-07	$11,200	11,200,000

Joint Repurchase Agreement 0.02%				36,000

Joint Repurchase Agreement with Barclays
Plc dated 9-28-2007 at 3.950% to be
repurchased at $36,012 on 10-1-2007,
collateralized by $23,130 U.S. Inflation
Indexed Bond, 3.625% due, 4-15-2028
(valued at $36,720, including interest)	3.950		36	36,000

			Shares
Cash Equivalents 6.30%				10,129,716

John Hancock Cash Investment Trust (T)(W)			10,129,716	10,129,716

Total investments (Cost $258,075,443) 159.37%				$256,364,796

Other assets and liabilities, net (5.89%)				($9,472,493)

Fund preferred shares, at liquidation value (53.48%)				($86,034,700)

Total net assets applicable to common shareholders 100.00%				$160,857,603

The percentage shown for each investment category is the total value of that category, of the fund as a percentage of the net assets applicable to common shareholders.

John Hancock
Investors Trust
Financial futures contracts
September 30, 2007 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Depreciation

U.S. 10-Year Treasury Note	87	Short	Dec 07	$8,765

Financial futures contracts

John Hancock
Investors Trust
Interest rate swap contracts
September 30, 2007 (unaudited)

		Rate type

Notional	Payments made		Payments received	Termination
amount	by Fund		by Fund	date	Appreciation

$28,000,000	5.70% (a)		3-month LIBOR	September 2010	$39,250

(a) Fixed rate

Interest rate swap contracts

John Hancock
Investors Trust
Notes to Schedule of Investments
September 30, 2007 (unaudited)

IO Interest only (carries notional principal)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of September 30, 2007.

(N) This security having an aggregate value of $1,950,000 or 1.21% of the net assets applicable to common shareholders, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $2,008,338 of Federal National Mortgage Association, 6.000%, 9-1-36 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on September 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,151,796 or 24.34% of the net assets applicable to common shareholders as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2007.

The cost of investments owned on September 30, 2007, including short-term investments, was $258,075,443. Gross unrealized appreciation and depreciation of investments aggregated $2,023,158 and $3,733,805, respectively, resulting in net unrealized depreciation of $1,710,647.

Notes to Schedule of Investments - Page 1

Notes to Portfolio of Investments

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities Lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007